7. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events	NOTE 7 – SUBSEQUENT EVENTS On August 5, 2015, the Company has resolved to issue an aggregate amount of 156,250 common shares for the price of $6.40 for an amount of $1,000,000.